Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Equity Income Series
September 30, 2020 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 98.52%
Communication Services — 12.44%
AT&T	95,100	$2,711,301
Comcast Class A	72,268	3,343,118
Verizon Communications	58,200	3,462,318
Walt Disney	25,843	3,206,599
		12,723,336
Consumer Discretionary — 6.28%
Dollar Tree †	32,600	2,977,684
Lowe's	20,800	3,449,888
		6,427,572
Consumer Staples — 9.48%
Archer-Daniels-Midland	66,000	3,068,340
Conagra Brands	88,100	3,146,051
Mondelez International Class A	60,600	3,481,470
		9,695,861
Energy — 2.70%
ConocoPhillips	84,100	2,761,844
		2,761,844
Financials — 14.63%
Allstate	32,700	3,078,378
American International Group	96,000	2,642,880
Bank of New York Mellon	78,100	2,681,954
Marsh & McLennan	28,800	3,303,360
Truist Financial	85,500	3,253,275
		14,959,847
Healthcare — 17.71%
Abbott Laboratories	2,538	276,210
Cardinal Health	58,900	2,765,355
Cigna	15,800	2,676,678
CVS Health	47,500	2,774,000
Johnson & Johnson	21,400	3,186,032
Merck & Co.	38,500	3,193,575
Pfizer	88,300	3,240,610
		18,112,460
Industrials — 8.91%
Caterpillar	22,879	3,412,403
Northrop Grumman	9,400	2,965,606
Raytheon Technologies	47,559	2,736,545
		9,114,554
Information Technology — 18.04%
Broadcom	9,300	3,388,176
Cisco Systems	67,700	2,666,703
	Number of shares	Value (US $)
Common Stock (continued)
Information Technology (continued)
Cognizant Technology Solutions Class A	50,420	$3,500,157
Intel	55,800	2,889,324
Motorola Solutions	17,888	2,805,017
Oracle	53,700	3,205,890
		18,455,267
Materials — 3.17%
DuPont de Nemours	58,400	3,240,032
		3,240,032
Real Estate — 2.57%
Equity Residential	51,300	2,633,229
		2,633,229
Utilities — 2.59%
Edison International	52,200	2,653,848
		2,653,848
Total Common Stock (cost $100,180,594)		100,777,850

Short-Term Investments — 1.12%
Money Market Mutual Funds — 1.12%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.00%)	285,811	285,811
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	285,812	285,812
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.00%)	285,812	285,812
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	285,811	285,811
Total Short-Term Investments (cost $1,143,246)		1,143,246

Total Value of Securities—99.64% (cost $101,323,840)		101,921,096
Receivables and Other Assets Net of Liabilities—0.36%		370,337

NQ-FL1 [9/20] 11/20 (1400854)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Equity Income Series
Value (US $)

Net Assets Applicable to 7,303,736 Shares Outstanding—100.00%	$102,291,433
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs

2    NQ-FL1 [9/20] 11/20 (1400854)